17. Subsequent events	6 Months Ended
Jun. 30, 2016
Notes to Financial Statements
Note 17. Subsequent events

Subsequent to June 30, 2016, 75,000 stock options with an exercise price of C$0.30 were exercised. 150,000 stock options with an exercise price of C$2.05 and 100,000 stock options with an exercise price of C$2.23 expired.